PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Cost	Land	Buildings & warehouse	Laboratory equipment	Agricultural equipment	Computer equipment	Furniture & appliances	Construction- in-progress	Other	Total
Balance at December 31, 2018	$1,439	$2,498	$1,573	$41	$324	$104	$624	$84	$6,688
Additions from business acquisitions	—	—	—	—	—	—	—	9	9
Additions	3,259	2,815	1,763	1,863	875	588	6,826	687	18,675
Balance at December 31, 2019	$4,698	$5,313	$3,336	$1,904	$1,199	$692	$7,450	$780	$25,372
Additions, net	367	3,151	2,606	—	336	127	(3,162)	240	3,665
Balance at December 31, 2020	$5,065	$8,464	$5,942	$1,904	$1,535	$819	$4,288	$1,020	$29,037
Accumulated Depreciation	Land	Buildings & warehouse	Laboratory equipment	Agricultural equipment	Computer equipment	Furniture & appliances	Construction- in-progress	Other	Total
Balance at December 31, 2018	$—	$16	$10	$2	$52	$2	$—	$17	$99
Depreciation(b)	—	111	301	170	180	100	—	37	898
Balance at December 31, 2019	$—	$127	$311	$172	$232	$102	$—	$54	$997
Depreciation(a)	—	560	526	438	518	209	—	108	2,359
Balance at December 31, 2020	$—	$687	$837	$610	$750	$311	$—	$162	$3,356
Net Book Value	Land	Buildings & warehouse	Laboratory equipment	Agricultural equipment	Computer equipment	Furniture & appliances	Construction- in-progress	Other	Total
Balance at December 31, 2018	1,439	2,482	1,563	39	272	102	624	67	6,588
Balance at December 31, 2019	4,698	5,186	3,025	1,732	967	590	7,450	726	24,374
Balance at December 31, 2020	$5,065	$7,777	$5,105	$1,294	$785	$508	$4,288	$858	$25,680